SECURITISATIONS AND COVERED BONDS	12 Months Ended
Dec. 31, 2022
Disclosure Of Securitisations Programmes And Transactions [Abstract]
SECURITISATIONS AND COVERED BONDS
NOTE 30: SECURITISATIONS AND COVERED BONDS
Securitisation programmes
Loans and advances to customers include loans securitised under the Group’s securitisation programmes, the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue.
Covered bond programmes
Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue.
The Group’s principal securitisation and covered bond programmes, together with the balances of the advances subject to these arrangements and the carrying value of the externally held notes in issue at 31 December, are listed below. Notes in issue, previously reported gross of internal holdings, are presented net; comparatives have been presented on a consistent basis. The notes in issue are reported in note 29.

	2022		2021
	Loans and advances securitised[1] £m	Externally held notes in issue £m	Loans and advances securitised[1] £m	Externally held notes in issue £m
Securitisation programmes
UK residential mortgages and commercial loans	15,805	2,035	19,129	2,543
Credit card receivables	12,776	223	11,615	595
Motor vehicle finance	401	149	235	141
Dutch residential mortgages	402	399	427	426
Total securitisation programmes (notes 28 and 29)[2]	29,384	2,806	31,406	3,705
Covered bond programmes
Residential mortgage-backed	27,400	13,742	35,896	16,909
Social housing loan-backed	831	500	833	500
Total covered bond programmes (note 29)	28,231	14,242	36,729	17,409
Total securitisation and covered bond programmes		17,048		21,114
1    Including assets backing notes held internally within the Group.
2    Includes £26 million (2021: £33 million) of securitisation notes held at fair value through profit or loss.
Cash deposits of £3,896 million (2021: £3,558 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group. Additionally, the Group has certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2022 these obligations had not been triggered; the maximum exposure under these facilities was £25 million (2021: £52 million).
The Group has two covered bond programmes, for which limited liability partnerships have been established to ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes as set out in the table above to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time to time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.
The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group in respect of its securitisation issuances are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit-impaired or as otherwise required by the transaction documents.
The Group has not provided financial or other support by voluntarily offering to repurchase assets from any of its public securitisation programmes during 2022 (2021: none).